Supplemental Information on Oil and Gas Operations: - Schedule of Reconciliation of Future Cash Flows Relating to Proved Reserves (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Undiscounted value as of May 1	$ 13,166,000	$ 11,992,000	$ 472,000
Extensions and discoveries		1,308,100
Dispositions	(815,000)		(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436		10,806,300
Revisions of pricing	1,301,632	1,770,700	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$ 9,347,000	$ 9,941,000	$ 8,706,000